LOANS FOR CAPITAL LEASE BUSINESS (Details)	Jun. 30, 2018 USD ($)
Bank Loan [Member]
Within 1 year	$ 13,345,068
Between 1 to 2 years	351,506
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	0
Beyond 5 years	0
Long-term Debt	13,696,574
Other loans [Member]
Within 1 year	4,382,920
Between 1 to 2 years	391,590
Between 2 to 3 years	0
Between 3 to 4 years	0
Between 4 to 5 years	0
Beyond 5 years	0
Long-term Debt	$ 4,774,510